Share capital - Summary of movement of share capital (Details) - shares	Jul. 31, 2021	Jul. 31, 2020
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary 10 pence shares in company (in shares)	232,171,182	232,171,182